T. ROWE PRICE RETIREMENT I 2060 FUND - I CLASS
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 90.4%
T. Rowe Price Funds:
Growth Stock Fund	61,803	35,845	3,692	1,408,215	99,603
Value Fund	59,085	40,583	4,235	2,739,716	92,685
Overseas Stock Fund	24,674	16,126	1,290	3,902,422	39,180
International Value Equity Fund	21,294	17,997	1,106	2,925,849	36,573
International Stock Fund	23,507	15,711	3,306	2,138,372	36,459
Equity Index 500 Fund	20,996	13,650	2,265	425,135	33,471
Emerging Markets Stock Fund	15,324	10,545	931	592,156	25,492
Mid-Cap Growth Fund	12,974	8,348	784	227,614	19,976
Mid-Cap Value Fund	11,292	8,239	672	723,588	18,119
New Horizons Fund(2)	8,595	6,015	571	234,037	14,155
Small-Cap Stock Fund(2)	7,858	5,139	390	256,071	12,222
Small-Cap Value Fund	7,224	4,898	405	260,152	11,002
Real Assets Fund	6,104	4,359	319	920,794	9,622
Total Equity Mutual Funds (Cost $457,712)					448,559

BOND MUTUAL FUNDS 9.6%
T. Rowe Price Funds:
New Income Fund	14,552	8,521	3,514	2,048,700	20,384
U. S. Treasury Long-Term Fund	6,619	4,239	3,454	559,466	8,135
International Bond Fund (USD
Hedged)	4,719	3,098	230	764,862	7,740
Dynamic Global Bond Fund	3,129	2,273	161	560,001	5,141
Emerging Markets Bond Fund	2,026	1,198	202	262,365	3,054
High Yield Fund	1,321	965	68	339,545	2,207
Floating Rate Fund	399	771	33	117,394	1,120
Total Bond Mutual Funds (Cost $45,305)					47,781

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2060 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.0%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.32% (3)	847	6,738	7,527	57,855	58
Total Short-Term Investments (Cost $58)					58
Total Investments in Securities 100.0%
(Cost $503,075)					$496,398
Other Assets Less Liabilities (0.0)%					(10)

Net Assets 100.0%					$496,388

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
I Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2060 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(10)	$(100)	$79
Emerging Markets Bond Fund	(11)	32	99
Emerging Markets Stock Fund	(17)	554	296
Equity Index 500 Fund	102	1,090	413
Floating Rate Fund	—	(17)	22
Growth Stock Fund	1,536	5,647	303
High Yield Fund	—	(11)	73
International Bond Fund (USD
Hedged)	90	153	87
International Stock Fund	28	547	857
International Value Equity Fund	(68)	(1,612)	971
Mid-Cap Growth Fund	929	(562)	62
Mid-Cap Value Fund	393	(740)	269
New Horizons Fund	1,310	116	—
New Income Fund	36	825	402
Overseas Stock Fund	(35)	(330)	821
Real Assets Fund	—	(522)	255
Small-Cap Stock Fund	619	(385)	—
Small-Cap Value Fund	386	(715)	77
U. S. Treasury Long-Term Fund	604	731	142
Value Fund	(88)	(2,748)	1,606
U. S. Treasury Money Fund	—	—	13
Totals	$5,804#	$1,953	$6,847+

# Capital gain distributions from mutual funds represented $6,110 of the net realized gain
(loss).
+ Investment income comprised $6,847 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2060 FUND - I CLASS
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2060 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.